Share-Based Compensation (Schedule Of Valuation Assumptions Due) (Details) - Stock Option [Member] - $ / shares	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price (in dollars per share)	$ 8.58	$ 14.31
Weighted-average strike price (in dollars per share)	$ 8.58	$ 14.31
Expected volatility (as a percent)	35.50%	38.00%
Dividend yield (as a percent)	2.80%	1.70%
Risk-free interest rate (as a percent)	1.30%	1.00%
Expected term	4 years 1 month 6 days	5 years